Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash	$ 1,337,285	$ 350,231	$ 137,660
Accounts receivable - net	97,631	46,215
Inventory	396,673	319,491
Prepaids and other	137,173	61,529	72,577
Assets of discontinued operations			93,363
Total Current Assets	1,968,762	777,466	303,600
Advances receivable			441,479
Property and equipment - net	24,774,395	240,824
Goodwill	95,686,177	4,504,177	897,542
Intangible assets - net	6,364,368	1,802,067
Total Assets	128,793,702	7,324,534	1,642,621
Current Liabilities
Deferred revenue	599,204	557,725	512,696
Convertible notes payable - net	4,176,251	4,250,954	3,442,987
Mortgage notes payable	386,682
Derivative liabilities	2,053,045	1,102,992
Notes payable - net	5,002,385	1,576,250
Liabilities of discontinued operations	450,495	479,005	457,610
Total Current Liabilities	20,702,907	11,446,084	5,075,948
Long Term Liabilities
Convertible notes payable - net
Mortgage notes payable	19,095,977
Notes payable - net		14,024
Total Long Term Liabilities	19,647,222	501,563
Total Liabilities	40,350,129	11,947,647	5,075,948
Commitments and Contingencies
Temporary Equity
Total Temporary Equity	106,324,241	12,709,061	6,036,518
Contingent consideration - acquisitions of Victorville and Rancho Mirage	11,925,000
Stockholders’ Deficit
Preferred stock , value
Common stock - $0.001 par value, 200,000,000 shares authorized 136,961,021 and 128,907,407 shares outstanding, respectively	151,942	136,961	128,907
Additional paid-in capital	32,416,768	29,284,708	29,027,647
Accumulated deficit	(50,449,379)	(46,753,844)	(38,626,400)
Total Stockholders’ Deficit	(17,880,668)	(17,332,174)	(9,469,845)
Total Liabilities, Temporary Equity and Stockholders’ Deficit	128,793,702	7,324,534	1,642,621
Previously Reported [Member]
Current Assets
Cash		350,231
Accounts receivable - net		46,215
Inventory		319,491
Prepaids and other		61,529
Assets of discontinued operations
Total Current Assets		777,466
Advances receivable
Property and equipment - net		240,824
Goodwill		4,504,177
Intangible assets - net		1,802,067
Total Assets		7,324,534
Current Liabilities
Deferred revenue		557,725
Convertible notes payable - net		4,271,103
Derivative liabilities		1,102,992
Notes payable - net		1,576,250
Liabilities of discontinued operations		479,005
Total Current Liabilities		11,466,233
Long Term Liabilities
Convertible notes payable - net		467,390
Notes payable - net		14,024
Total Long Term Liabilities		481,414
Total Liabilities		11,947,647
Commitments and Contingencies
Temporary Equity
Total Temporary Equity		12,709,061
Stockholders’ Deficit
Preferred stock , value
Common stock - $0.001 par value, 200,000,000 shares authorized 136,961,021 and 128,907,407 shares outstanding, respectively		136,961
Additional paid-in capital		29,284,708
Accumulated deficit		(46,753,844)
Total Stockholders’ Deficit		(17,332,174)
Total Liabilities, Temporary Equity and Stockholders’ Deficit		7,324,534
Series B Convertible Preferred Stock [Member]
Temporary Equity
Total Temporary Equity	5,065,421	5,065,421	5,053,855
Series B Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity
Total Temporary Equity		5,065,421
Series C Convertible Preferred Stock [Member]
Temporary Equity
Total Temporary Equity	89,105,910	7,415,730	868,708
Series C Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity
Total Temporary Equity		7,415,730
Series D Convertible Preferred Stock [Member]
Temporary Equity
Total Temporary Equity	227,910	227,910	113,955
Series D Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity
Total Temporary Equity		227,910
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock , value	1	1	1
Series A Preferred Stock [Member] | Previously Reported [Member]
Stockholders’ Deficit
Preferred stock , value		1
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses	5,529,306	3,156,258	367,145
Derivative liabilities	1,499,804	805,765
Long Term Liabilities
Convertible notes payable - net	510,947	467,390
Nonrelated Party [Member] | Previously Reported [Member]
Current Liabilities
Accounts payable and accrued expenses		3,156,258
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses	2,505,539	322,900	$ 295,510
Derivative liabilities	553,241	297,227
Long Term Liabilities
Convertible notes payable - net	$ 40,298	20,149
Related Party [Member] | Previously Reported [Member]
Current Liabilities
Accounts payable and accrued expenses		$ 322,900